Revenue from collaboration agreements - Additional Information (Detail) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure Of Revenue From Contract With Customers [Line Items]
Contract with customers liability	€ 98,627		€ 132,075
Capitalized costs of contract net of amortization	900		1,200
Amortization of contract costs capitalized	300		300	€ 200
Potential milestone payment payable	1,600				$ 2
Revenue From Collaboration Agreements	34,763		31,253	18,449
Thereafter [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue From Collaboration Agreements	0
Amgen Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received	28,000	$ 30
Contract with customers liability revenue recognized	10,200		4,900	6,200
Contract with customers liability	0		10,000
Contract liabilities recognizedContract liabilities recognized	10,200
Genmab Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received	46,000	54
Contract with customers liability revenue recognized	6,900		11,200	11,200
Contract with customers liability	20,000		26,000
Genmab Collaboration Agreement [Member] | Milestone Payment For Licensed Product [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone payment receivable | $					550
BMS Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received	68,000	75
Contract with customers liability revenue recognized	13,100		11,500	€ 1,100
Contract with customers liability	42,000		55,000
BMS Collaboration Agreement [Member] | Option Exercise Development Commecial And Regulatory Milestone Payments [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone payment receivable | $					505
GSK Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received | $		$ 45
Contract with customers liability revenue recognized	4,500		3,700
Contract with customers liability	€ 37,000		€ 41,000
GSK Collaboration Agreement [Member] | Milestone Programs Based On The Program [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone payment receivable | $					$ 575